Commitments And Contingencies (Narrative) (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013 Lawsuits Sign Permit	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2014 Sign Permit
Stockholder Litigation [Abstract]
Derivative lawsuits	2
Lawsuit filing date	2012-03-31
Breach date	Dec. 31, 2009
Binding memorandum of understanding date	Mar. 28, 2013
Stipulation of Settlement execution date	Jul. 08, 2013
Original Stipulation of Settlement 8-K filing date	Jul. 09, 2013
Settlement approval date	Sep. 09, 2013
Right to appeal expiration date	Oct. 09, 2013
Repayment demand notification date	Oct. 19, 2013
Demand repayment amount	$ 200,000,000
Repayment date	Nov. 08, 2013
Declared dividend	200,000,000
Note amendment date	Oct. 23, 2013
Dividend declaration 8-K filing date	Oct. 21, 2013
Note amendment 8-K filing date	Oct. 23, 2013
Demand and dividend 8-K filing date	Nov. 08, 2013
Los Angeles Litigation [Abstract]
Lawsuit date	Dec. 31, 2008			Dec. 31, 2008
Settlement agreement date	Nov. 30, 2006			Nov. 30, 2006
Ruling date	Jan. 31, 2010			Jan. 31, 2010
Conversion from static to digital	83			83
Upholding date	Dec. 10, 2012			Dec. 10, 2012
Review request date	2013-01-22			2013-01-22
Review denial date	2013-02-27			2013-02-27
Invalidation date	Apr. 12, 2013			Apr. 12, 2013
Digital modernization permits issued to Company	82			82
Digital modernization permits issued to competitor	13			13
Turn off date	Apr. 15, 2013			Apr. 15, 2013
Further proceedings conducted date	Apr. 16, 2013			Apr. 16, 2013
Denial Of Demolition Motion Hearing Date				Nov. 22, 2013
Denial Of Competitors Attorneys Fees Motion Hearing Date				Jan. 21, 2014
Notices Of Appeal Filed By Competitor				Mar. 12, 2014
Digital displays operating	77
Digital displays not invalidated	2
Demolition denial date	Nov. 22, 2013
Attorney's fees denial date	Jan. 21, 2014
Deferred consideration payment from acquisitions	30,000,000
Rent expense	$ 1,160,000,000	$ 1,140,000,000	$ 1,160,000,000